Change in Status (Details)	Feb. 28, 2017 USD ($)
Investment Company [Abstract]
Fair value of subsidiaries as of the effective date of the change in status on March 1, 2017	$ 757,647
Total net assets of the combined properties
Intangible assets, net	194,146
Cash	593,800
Prepayments	256
An amount due to a related party	(28,717)
Accounts payable and accrued expenses	(207,692)
Total net assets of the combined properties	551,793
Increase to the initial carrying value of the net assets on the effective date of the change in status on March 1, 2017	$ 205,854